                           -------------------------
                             STATE STREET RESEARCH
                           -------------------------
                               MONEY MARKET FUND
                           -------------------------

                           SEMIANNUAL REPORT
                           September 30, 2002

                           ------------------
                             WHAT'S INSIDE
                           ------------------

                           INVESTMENT UPDATE
                           About the Fund,
                           Economy and Markets

                           FUND INFORMATION
                           Facts and Figures

                           PLUS, COMPLETE PORTFOLIO HOLDINGS
                           AND FINANCIAL STATEMENTS

                                                    ---------------------------
                                                              DALBAR
                                                           MUTUAL FUND
                                                          SERVICE AWARD
                                                              2001
                                                    ---------------------------
                                                         For Excellence
                                                               in
                                                       Shareholder Service

[logo] STATE STREET RESEARCH

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY
o The U.S. economy grew at a modest pace. Mixed indicators generated concern about its ability to sustain its recovery.

o Despite a reported decline in confidence, consumers continued to spend and declining mortgage rates kept the housing market strong.

o The Federal Reserve Board held the federal funds rate steady at 1.75% during the period.

THE MARKETS
o The stock market lost ground on all fronts. The S&P 500 Index returned -28.34% for the six-month period ended September 30, 2002.(1)

o The yield on the 10-year Treasury bond fell to 3.59% and most segments of the fixed income market rose.

o Market liquidity and credit concerns resulted in a sharp contraction of issuance in the commercial paper market.

THE FUND

OVER THE PAST SIX MONTHS
o For the six months ended September 30, 2002, Class E shares of State Street Research Money Market Fund returned 0.58%(2). The fund outperformed the Lipper Money Market Funds Average, which returned 0.52% for the same period.(1)

o Money market yields fell over the period as a result of continued low short-term interest rates. Yields hit lows not seen for 40 years.

CURRENT STRATEGY
o The fund continues to invest only in high- quality first-tier money market instruments: corporate and domestic bank paper and the paper of Canadian banks and provinces.

September 30, 2002

(1) The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index. The Lipper Money Market Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper Average shows you how well the fund has done compared to competing funds.

(2) 0.09% for Class B(1);
    0.09% for Class B;
    0.09% for Class C;
    0.58% for Class S.


(3) KEEP IN MIND THAT PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Class S shares, offered without a sales charge, are available only through certain employee benefit plans and special programs. Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B (1) was introduced on January 1, 1999.


AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended September 30, 2002)
-------------------------------------------------------------------------------

7-DAY YIELD
-------------------------------------------------------------------------------
Class B(1)0.14%
-------------------------------------------------------------------------------
Class B0.14%
-------------------------------------------------------------------------------
Class C0.14%
-------------------------------------------------------------------------------
Class E1.14%
-------------------------------------------------------------------------------
Class S1.14%
-------------------------------------------------------------------------------
The fund's yield is its investment income, less expenses, expressed as a percentage of assets on an annualized basis for a seven-day period. Yields shown for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

INTEREST RATES
(March 31, 2002 to September 30, 2002)

            30-Year       10-Year        90-Day        90-Day
           Treasury      Treasury      Treasury      Commercial       30-Year
            Bonds          Notes         Bills         Paper          Mortgage
"3/02"      5.34%          4.89%         4.54%         4.78%           6.95%
"4/02"      5.65           5.14          3.97          4.44            7.08
"5/02"      5.78           5.39          3.70          3.93            7.15
"6/02"      5.67           5.28          3.57          3.67            7.16
"7/02"      5.61           5.24          3.59          3.59            7.13
"8/02"      5.48           4.97          3.44          3.44            6.95
"9/02"      5.48           4.73          2.69          2.69            6.82

Source: Federal Reserve, Bloomberg

GLOSSARY

YIELD:

Stated as a percentage, yield is the measurement of income paid by an investment.

WEIGHTED AVERAGE MATURITY:

Expressed as a number of days, the WAM is the average maturity of the debt securities in a money market fund.

DEBT SECURITIES:

These are securities issued by corporations and the U.S. government as a way to borrow money. Some common types of debt securities include bonds, notes, bills and commercial paper.

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
September 30, 2002 (Unaudited)

------------------------------------------------------------------------------
                                     PRINCIPAL      MATURITY         VALUE
                                       AMOUNT         DATE          (NOTE 1)
------------------------------------------------------------------------------
COMMERCIAL PAPER 99.6%
ASSET BACKED - DIVERSIFIED 28.7%
CXC Inc., 1.76% ................... $ 8,000,000    10/04/2002    $  7,998,827
CXC Inc., 1.76% ...................   9,000,000    10/28/2002       8,988,120
Delaware Funding Corp., 1.77% .....  10,000,000    10/21/2002       9,990,167
Edison Asset Co., 2.04% ...........   7,000,000    10/07/2002       6,997,620
FCAR Owner Trust, 1.99% ...........   7,000,000    10/10/2002       6,996,518
FCAR Owner Trust, 1.99% ...........  10,000,000    10/16/2002       9,991,708
Kittyhawk Funding Corp., 1.77% ....   5,256,000    10/31/2002       5,248,247
Kittyhawk Funding Corp., 1.77% ....   3,524,000    11/08/2002       3,517,416
Kittyhawk Funding Corp., 1.82% ....   4,028,000    11/08/2002       4,020,262
Preferred Receivables Funding
  Corp., 1.76% ....................   8,000,000    10/18/2002       7,993,351
Preferred Receivables Funding
  Corp., 1.77% ....................   8,500,000    10/25/2002       8,489,970
Sheffield Receivables Corp., 1.76%    7,000,000    12/11/2002       6,975,702
Sheffield Receivables Corp., 1.80%    4,219,000    12/31/2002       4,199,804
Sheffield Receivables Corp., 1.83%    8,000,000    12/31/2002       7,962,993
Windmill Funding Corp., 1.77% .....   5,188,000    10/04/2002       5,187,234
Windmill Funding Corp., 1.76% .....  10,000,000    10/17/2002       9,992,178
                                                                 ------------
                                                                  114,550,117
                                                                 ------------
BANKS 21.9%
Canadian Imperial Holdings, Inc.,
  1.81% ...........................  10,000,000     1/06/2003       9,951,230
Canadian Imperial Holdings, Inc.,
  1.78% ...........................   8,000,000     1/14/2003       7,958,467
J. P. Morgan Chase and Co., 1.77% .   6,500,000    10/03/2002       6,499,361
J. P. Morgan Chase and Co., 1.75% .  11,000,000    11/25/2002      10,970,590
Toronto Dominion Holdings, Inc.,
  1.765% ..........................  15,000,000     1/27/2003      14,913,221
UBS Finance Inc., 1.75% ...........  18,000,000    10/18/2002      17,985,125
Wells Fargo Financial Inc., 1.92% .   6,000,000    11/01/2002       5,990,080
Wells Fargo Financial Inc., 1.77% .   8,000,000    11/14/2002       7,982,693
Wells Fargo Financial Inc., 1.75% .   5,000,000    12/16/2002       4,981,528
                                                                 ------------
                                                                   87,232,295
                                                                 ------------
CANADIAN 7.6%
Hydro Quebec, 1.91% ...............   6,000,000    12/03/2002       5,979,945
Hydro Quebec, 1.92% ...............  10,000,000    12/03/2002       9,966,400
Province of British Columbia, 2.00%   4,000,000    10/07/2002       3,998,667
Province of Quebec, 1.90% .........   3,000,000    10/07/2002       2,999,050
Province of Quebec, 1.99% .........   7,500,000    11/05/2002       7,485,489
                                                                 ------------
                                                                   30,429,551
                                                                 ------------
COMPUTER TECHNOLOGY 1.8%
International Business Machines
  Corp., 1.79% ....................   7,000,000     2/10/2003       6,954,057
                                                                 ------------
DIVERSIFIED FINANCIAL SERVICES 19.5%
American Express Credit Corp.,
  1.74% ...........................  10,000,000    11/21/2002       9,975,350
American Express Credit Corp.,
  1.75% ...........................   8,000,000    12/06/2002       7,974,333
Citicorp, 1.68% ...................  10,000,000    11/04/2002       9,984,133
Citicorp, 1.75% ...................   8,000,000    11/19/2002       7,980,945
Goldman Sachs Group LP, 1.89% .....   8,000,000    12/02/2002       7,973,960
Goldman Sachs Group LP, 1.80% .....  10,000,000     1/10/2003       9,949,500
Merrill Lynch & Co., 1.88% ........   5,000,000    10/21/2002       4,994,778
Morgan Stanley Dean Witter & Co.,
  1.75% ...........................  10,000,000    11/22/2002       9,974,722
Morgan Stanley Dean Witter & Co.,
  1.76% ...........................   9,000,000     1/24/2003       8,949,400
                                                                 ------------
                                                                   77,757,121
                                                                 ------------
DRUGS & PHARMACEUTICALS 2.5%
Abbott Laboratories, Inc., 1.70% ..  10,000,000    12/03/2002       9,970,250
                                                                 ------------
MILLING 1.7%
Cargill Inc., 1.96% ...............   6,857,000    10/01/2002       6,857,000
                                                                 ------------
MULTI-SECTOR COMPANIES 4.0%
General Electric Capital Corp.,
  1.69% ...........................   6,000,000    11/13/2002       5,987,888
General Electric Capital Corp.,
  2.00% ...........................  10,000,000    11/25/2002       9,969,445
                                                                 ------------
                                                                   15,957,333
                                                                 ------------
PRINTING & PUBLISHING 6.5%
Gannett Inc., 1.74% ...............  15,000,000    10/01/2002      15,000,000
McGraw-Hill Inc., 2.18% ...........   3,000,000    10/10/2002       2,998,365
McGraw-Hill Inc., 1.99% ...........   3,000,000    10/21/2002       2,996,683
McGraw-Hill Inc., 1.82% ...........   5,000,000    12/18/2002       4,980,284
                                                                 ------------
                                                                   25,975,332
                                                                 ------------
RETAIL 1.6%
Wal-Mart Stores Inc., 1.74% .......   6,384,000    10/17/2002       6,379,063
                                                                 ------------
TELECOMMUNICATIONS 3.8%
BellSouth Corp., 1.74% ............  15,000,000    10/25/2002      14,982,600
                                                                 ------------
Total Investments (Cost $397,044,719) - 99.6% ...............     397,044,719
                                                                 ------------
Cash and Other Assets, Less Liabilities - 0.4% ..............       1,498,887
                                                                 ------------

Net Assets - 100.0% .........................................    $398,543,606
                                                                 ============

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
September 30, 2002 (Unaudited)

ASSETS
Investments, at value (Cost $397,044,719) (Note 1) ...........     $397,044,719
Cash .........................................................           52,410
Receivable for fund shares sold ..............................        4,231,568
Receivable from Distributor (Note 3) .........................           81,072
Other assets .................................................          201,526
                                                                   ------------
                                                                    401,611,295
LIABILITIES
Payable for fund shares redeemed .............................        2,346,735
Accrued transfer agent and shareholder services
  (Note 2) ...................................................          324,091
Accrued management fee (Note 2) ..............................          163,179
Accrued distribution and service fees (Note 5) ...............           62,157
Accrued administration fee (Note 2) ..........................           10,790
Accrued trustees' fees (Note 2) ..............................           13,300
Other accrued expenses .......................................          147,437
                                                                   ------------
                                                                      3,067,689
                                                                   ------------
NET ASSETS ...................................................     $398,543,606
                                                                   ============
Net Assets consist of:
  Paid-in capital ............................................     $398,543,606
                                                                   ============
Net Asset Value and offering price per share of Class
  B(1) shares ($34,313,977 / 34,313,977 shares)* .............            $1.00
                                                                          =====
Net Asset Value and offering price per share of
  Class B shares ($33,908,457 / 33,908,457 shares)* ..........            $1.00
                                                                          =====

Net Asset Value and offering price per share of
  Class C shares ($8,951,953 / 8,951,953 shares)* ............            $1.00
                                                                          =====
Net Asset Value, offering price and redemption
  price per share of Class E shares
  ($285,779,601 / 285,779,601 shares) ........................            $1.00
                                                                          =====
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($35,589,618 / 35,589,618 shares) ..........................            $1.00
                                                                          =====

-------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended September 30, 2002 (Unaudited)

INVESTMENT INCOME
Interest .....................................................       $3,693,534
EXPENSES
Management fee (Note 2) ......................................          986,050
Transfer agent and shareholder services (Note 2) .............          624,401
Reports to shareholders ......................................           65,118
Custodian fee ................................................           56,649
Administration fee (Note 2) ..................................           39,489
Distribution and service fees - Class B(1) (Note 5) ..........          115,485
Distribution and service fees - Class B (Note 5) .............          144,470
Distribution and service fees - Class C (Note 5) .............           37,870
Miscellaneous ................................................           21,597
Audit fee ....................................................           13,176
Registration fees ............................................           11,400
Trustees' fees (Note 2) ......................................            7,320
                                                                     ----------
                                                                      2,123,025
Expenses borne by the Distributor (Note 3) ...................         (420,713)
Fees paid indirectly (Note 2) ................................          (24,017)
                                                                     ----------
                                                                      1,678,295
                                                                     ----------
Net investment income and net increase in net assets
  resulting from operations ..................................       $2,015,239
                                                                     ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                SIX MONTHS
                                                  ENDED
                                               SEPTEMBER 30,      YEAR ENDED
                                                  2002             MARCH 31,
                                               (UNAUDITED)           2002
-----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income and net increase
  resulting from operations .............     $  2,015,239       $ 10,797,034
                                              ------------       ------------
Dividends from net investment income:
  Class B(1) ............................          (19,223)          (201,833)
  Class B ...............................          (24,523)          (445,262)
  Class C ...............................           (6,436)           (72,233)
  Class E ...............................       (1,764,349)        (9,240,465)
  Class S ...............................         (200,708)          (837,241)
                                              ------------       ------------
                                                (2,015,239)       (10,797,034)
                                              ------------       ------------

Net increase (decrease) from fund
  share transactions (Note 6) ...........       15,651,110        (71,174,250)
                                              ------------       ------------
Total increase (decrease) in net assets         15,651,110        (71,174,250)

NET ASSETS
Beginning of period .....................      382,892,496        454,066,746
                                              ------------       ------------
End of period ...........................     $398,543,606       $382,892,496
                                              ============       ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
September 30, 2002

NOTE 1

State Street Research Money Market Fund is a series of State Street Research Money Market Trust (the "Trust"), which was organized as a Massachusetts business trust in April 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund is presently the only active series of the Trust, although the Trustees have the authority to create an unlimited number of series.

The investment objective of the fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity. The fund seeks to achieve its investment objective by investing in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities as well as high-quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper and master demand notes.

The fund offers five classes of shares. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class E shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class E shares are offered to any individual. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), the investment manager subsidiary of MetLife, Inc. ("MetLife"), and special programs. Class E and Class S shares are not subject to any initial or contingent deferred sales charges and do not pay any distribution or service fees. The fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
The fund values securities at amortized cost, pursuant to which the fund must adhere to certain conditions. The amortized cost method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the investments.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses, if any, are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the fund. Interest income is accrued daily as earned.

Investment income is allocated pro rata on the basis of relative net assets by the holders of all classes of shares.

D. DIVIDENDS
Dividends from net investment income are declared daily and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

E. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.50% of the fund's average daily net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 2002, the fees pursuant to such agreement amounted to $986,050.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), the investment manager subsidiary of MetLife, provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the fund may be purchased. During the six months ended September 30, 2002, the amount of such expenses was $186,382.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expense. During the six months ended September 30, 2002, the fund's transfer agent fees were reduced by $24,017 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $7,320 during the six months ended September 30, 2002.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed annual amount that has been allocated equally among State Street Research funds. During the six months ended September 30, 2002, the amount of such expenses was $39,489.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the fund. During the six months ended September 30, 2002, the amount of such expenses assumed by the Distributor and its affiliates was $420,713.

NOTE 4

For the six months ended September 30, 2002, purchases and sales, including maturities, of securities aggregated $4,555,646,138 and $4,545,632,000, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual distribution and service fees to the Distributor at a rate of 0.75% and 0.25%, respectively, of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 2002, fees pursuant to such plan amounted to $115,485, $144,470 and $37,870 for Class B(1), Class B and Class C shares, respectively. For Class C shares, the payments are intended to reimburse the Distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of September 30, 2002, there was $10,916 for Class C shares, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the Distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, earned commissions aggregating $11,823 on sales of the fund's Class B(1) shares, respectively and that the Distributor collected contingent deferred sales charges aggregating $179,142, $70,233 and $10,024 on redemptions of Class B(1), Class B and Class C shares, respectively, during the six months ended September 30, 2002.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, at $0.001 par value per share. At September 30, 2002, the Adviser owned 633,166 Class E shares and the Distributor owned 4,020,904 Class E shares. MetLife owned 356,515 Class S shares and MetLife and certain of its affiliates held of record 46,693,160 Class E shares of the fund.

Share transactions were as follows:

                                                                          SIX MONTHS ENDED
                                                                         SEPTEMBER 30, 2002                   YEAR ENDED
                                                                            (UNAUDITED)                     MARCH 31, 2002
                                                                  --------------------------------  -------------------------------
CLASS B(1)                                                            SHARES           AMOUNT           SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................      29,662,146     $ 29,662,146       26,526,799   $   26,526,799
Issued upon reinvestment of dividends from net investment income          19,093           19,093          189,490          189,490
Shares redeemed ................................................     (11,036,261)     (11,036,261)     (21,258,949)     (21,258,949)
                                                                    ------------     ------------   --------------   --------------
Net increase ...................................................      18,644,978     $ 18,644,978        5,457,340   $    5,457,340
                                                                    ============     ============   ==============   ==============

CLASS B                                                               SHARES           AMOUNT           SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................      25,951,947     $ 25,951,947       29,123,507   $   29,123,507
Issued upon reinvestment of dividends from net investment income          23,238           23,238          397,076          397,076
Shares redeemed ................................................     (17,510,902)     (17,510,902)     (32,482,991)     (32,482,991)
                                                                    ------------     ------------   --------------   --------------
Net increase (decrease) ........................................       8,464,283     $  8,464,283       (2,962,408)  $   (2,962,408)
                                                                    ============     ============   ==============   ==============

CLASS C                                                               SHARES           AMOUNT           SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................      10,202,068     $ 10,202,068       33,808,461   $   33,808,461
Issued upon reinvestment of dividends from net investment income           5,899            5,899           61,617           61,617
Shares redeemed ................................................      (7,688,292)      (7,688,292)     (31,978,486)     (31,978,486)
                                                                    ------------     ------------   --------------   --------------
Net increase ...................................................       2,519,675     $  2,519,675        1,891,592   $    1,891,592
                                                                    ============     ============   ==============   ==============

CLASS E                                                               SHARES           AMOUNT           SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................
                                                                     510,590,954     $510,590,954    1,405,550,318   $ 1,405,550,318
Issued upon reinvestment of dividends from net investment income       1,381,320        1,381,320        7,346,482        7,346,482
Shares redeemed ................................................    (528,620,976)    (528,620,976)  (1,491,372,353)  (1,491,372,353)
                                                                    ------------     ------------   --------------   --------------
Net decrease ...................................................     (16,648,702)    $(16,648,702)     (78,475,553)  $  (78,475,553)
                                                                    ============     ============   ==============   ==============

CLASS S                                                               SHARES           AMOUNT           SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................      12,545,015     $ 12,545,015       23,317,147   $   23,317,147
Issued upon reinvestment of dividends from net investment income         179,736          179,736          737,161          737,161
Shares redeemed ................................................     (10,053,875)     (10,053,875)     (21,139,529)     (21,139,529)
                                                                    ------------     ------------   --------------   --------------
Net increase ...................................................       2,670,876     $  2,670,876        2,914,779   $    2,914,779
                                                                    ============     ============   ==============   ==============

STATE STREET RESEARCH MONEY MARKET FUND

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                                          CLASS B(1)
                                                           ----------------------------------------------------------------
                                                             SIX MONTHS ENDED                  YEARS ENDED MARCH 31
                                                            SEPTEMBER 30, 2002  -------------------------------------------
                                                                (UNAUDITED)        2002       2001        2000       1999(a)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                            1.000         1.000       1.000       1.000       1.000
                                                                    -----         -----       -----       -----       -----
  Net investment income ($)*                                        0.001         0.016       0.047       0.038       0.008
  Dividends from net investment income ($)                         (0.001)       (0.016)     (0.047)     (0.038)     (0.008)
                                                                    -----         -----       -----       -----       -----
NET ASSET VALUE, END OF PERIOD ($)                                  1.000         1.000       1.000       1.000       1.000
                                                                    =====         =====       =====       =====       =====
Total return(b) (%)                                                  0.09(c)       1.57        4.81        3.88        0.84(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                          34,314        15,669      10,212       2,620         732
Expense ratio (%)*                                                   1.71(d)       1.71        1.70        1.66        1.66(d)
Expense ratio after expense reductions (%)*                          1.70(d)       1.70        1.69        1.65        1.65(d)
Ratio of net investment income to average net assets (%)*            0.17(d)       1.35        4.69        3.97        3.40(d)

*Reflects voluntary reduction of expenses of these amounts
  (Note3) (%)                                                        0.20(d)       0.25        0.49        0.26        0.11(d)

                                                                                           CLASS B
                                                        --------------------------------------------------------------------------
                                                          SIX MONTHS ENDED                  YEARS ENDED MARCH 31
                                                         SEPTEMBER 30, 2002  -----------------------------------------------------
                                                             (UNAUDITED)       2002        2001       2000        1999        1998
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                        1.000         1.000       1.000       1.000       1.000       1.000
                                                                -----         -----       -----       -----       -----       -----
  Net investment income ($)*                                    0.001         0.016       0.047       0.038       0.038       0.040
  Dividends from net investment income ($)                     (0.001)       (0.016)     (0.047)     (0.038)     (0.038)     (0.040)
                                                                -----         -----       -----       -----       -----       -----
NET ASSET VALUE, END OF PERIOD ($)                              1.000         1.000       1.000       1.000       1.000       1.000
                                                                =====         =====       =====       =====       =====       =====
Total return(b) (%)                                              0.09(c)       1.57        4.81        3.88        3.85        4.09

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                      33,908        25,444      28,407      29,486      30,288      14,567
Expense ratio (%)*                                               1.71(d)       1.71        1.70        1.66        1.66        1.65
Expense ratio after expense reductions (%)*                      1.70(d)       1.70        1.69        1.65        1.65        1.65
Ratio of net investment income to average net assets (%)*        0.17(d)       1.55        4.69        3.84        3.73        4.01
* Reflects voluntary reduction of expenses of these amounts
  (Note 3) (%)                                                   0.21(d)       0.25        0.37        0.24        0.11        0.20

-----------------------------------------------------------------------------------------------------------------------------------
(a) January 1, 1999 (commencement of shares class), to March 31, 1999.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c) Not annualized.
(d) Annualized.

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                           CLASS C
                                                         --------------------------------------------------------------------------
                                                          SIX MONTHS ENDED                  YEARS ENDED MARCH 31
                                                         SEPTEMBER 30, 2002  ------------------------------------------------------
                                                             (UNAUDITED)        2002      2001      2000      1999      1998
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                        1.000         1.000       1.000       1.000       1.000       1.000
                                                                -----         -----       -----       -----       -----       -----
  Net investment income ($)*                                    0.001         0.016       0.047       0.038       0.038       0.040
  Dividends from net investment income ($)                     (0.001)       (0.016)     (0.047)     (0.038)     (0.038)     (0.040)
                                                                -----         -----       -----       -----       -----       -----
NET ASSET VALUE, END OF PERIOD ($)                              1.000         1.000       1.000       1.000       1.000       1.000
                                                                =====         =====       =====       =====       =====       =====
Total return(b) (%)                                              0.09(c)       1.57        4.81        3.88        3.85        4.09

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                       8,952         6,432       4,541       1,607       2,286       2,314
Expense ratio (%)*                                               1.71(d)       1.71        1.70        1.66        1.66        1.65
Expense ratio after expense reductions (%)*                      1.70(d)       1.70        1.69        1.65        1.65        1.65
Ratio of net investment income to average net assets (%)*        0.17(d)       1.24        4.68        3.83        3.72        4.01
* Reflects voluntary reduction of expenses of these amounts
  (Note 3) (%)                                                   0.21(d)       0.29        0.43        0.22        0.11        0.20

                                                                                           CLASS E
                                                           ------------------------------------------------------------------------
                                                           SIX MONTHS ENDED                  YEARS ENDED MARCH 31
                                                          SEPTEMBER 30, 2002  -----------------------------------------------------
                                                              (UNAUDITED)      2002       2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                        1.000         1.000       1.000       1.000       1.000       1.000
                                                                -----         -----       -----       -----       -----       -----
  Net investment income ($)*                                    0.006         0.026       0.057       0.048       0.048       0.050
  Dividends from net investment income ($)                     (0.006)       (0.026)     (0.057)     (0.048)     (0.048)     (0.050)
                                                                -----         -----       -----       -----       -----       -----
NET ASSET VALUE, END OF PERIOD ($)                              1.000         1.000       1.000       1.000       1.000       1.000
                                                                =====         =====       =====       =====       =====       =====
Total return(b) (%)                                              0.58(c)       2.59        5.86        4.92        4.88        5.12

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                     285,780       302,428     380,904     319,740     331,094     221,475
Expense ratio (%)*                                               0.71(d)       0.71        0.70        0.66        0.66        0.65
Expense ratio after expense reductions (%)*                      0.70(d)       0.70        0.69        0.65        0.65        0.65
Ratio of net investment income to average net assets (%)*        1.17(d)       2.63        5.70        4.79        4.74        5.01
*Reflects voluntary reduction of expenses of these amounts
  (Note 3) (%)                                                   0.21(d)       0.25        0.37        0.25        0.11        0.20

-----------------------------------------------------------------------------------------------------------------------------------
(a) January 1, 1999 (commencement of shares class), to March 31, 1999.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH MONEY MARKET FUND

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                           CLASS S
                                                          -------------------------------------------------------------------------
                                                           SIX MONTHS ENDED                  YEARS ENDED MARCH 31
                                                          SEPTEMBER 30, 2002  -----------------------------------------------------
                                                              (UNAUDITED)      2002       2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                        1.000         1.000       1.000       1.000       1.000       1.000
                                                                -----         -----       -----       -----       -----       -----
  Net investment income ($)*                                    0.006         0.026       0.057       0.048       0.048       0.050
  Dividends from net investment income ($)                     (0.006)       (0.026)     (0.057)     (0.048)     (0.048)     (0.050)
                                                                -----         -----       -----       -----       -----       -----
NET ASSET VALUE, END OF PERIOD ($)                              1.000         1.000       1.000       1.000       1.000       1.000
                                                                =====         =====       =====       =====       =====       =====
Total return(b) (%)                                              0.58(c)       2.59        5.86        4.92        4.88        5.12

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                      35,590        32,919      30,004      19,629      26,842      13,500
Expense ratio (%)*                                               0.71(d)       0.71        0.70        0.66        0.66        0.65
Expense ratio after expense reductions (%)*                      0.70(d)       0.70        0.69        0.65        0.65        0.65
Ratio of net investment income to average net assets (%)*        1.17(d)       2.54        5.69        4.77        4.77        5.01
* Reflects voluntary reduction of expenses of these amounts
  (Note 3) (%)                                                   0.21(d)       0.25        0.40        0.23        0.11        0.20

-----------------------------------------------------------------------------------------------------------------------------------
(a) January 1, 1999 (commencement of shares class), to March 31, 1999.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH MONEY MARKET TRUST

                                                                                               NUMBER OF
                                    TERM OF                                                      FUNDS
                                    OFFICE                                                      IN FUND
                                     AND                                                        COMPLEX
                      POSITION(s)  LENGTH OF                                                  OVERSEEN BY
NAME, ADDRESS AND        HELD        TIME                                                       TRUSTEE/     OTHER DIRECTORSHIPS
AGE(a)                 WITH FUND   SERVED(b)      PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS     OFFICER(c) HELD BY TRUSTEE/OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

BRUCE R. BOND           Trustee      Since    Retired; formerly Chairman of the Board, Chief         27    Ceridian Corporation
(56)                                 1999     Executive Officer and President, PictureTel
                                              Corporation (video conferencing systems)
-----------------------------------------------------------------------------------------------------------------------------------
STEVE A. GARBAN         Trustee      Since    Retired; formerly Senior Vice President for Finance    47    Metropolitan Series Fund
(65)                                 1998     and Operations and Treasurer, The Pennsylvania               Inc.(d)
                                              State University
-----------------------------------------------------------------------------------------------------------------------------------
DEAN O. MORTON          Trustee      Since    Retired; formerly Executive Vice President, Chief      47    The Clorox Company; KLA-
(70)                                 1986     Operating Officer and Director, Hewlett-Packard              Tencor Corporation; BEA
                                              Company (computer manufacturer)                              Systems, Inc.; Cepheid;
                                                                                                           Pharsight Corporation;
                                                                                                           and Metropolitan Series
                                                                                                           Fund, Inc.(d)
-----------------------------------------------------------------------------------------------------------------------------------
SUSAN M. PHILLIPS       Trustee      Since    Dean, School of Business and Public Management,        27    None
(57)                                 1999     George Washington University; formerly a member of
                                              the Board of Governors of the Federal Reserve
                                              System; and Chairman and Commissioner of the
                                              Commodity Futures Trading Commission
-----------------------------------------------------------------------------------------------------------------------------------
TOBY ROSENBLATT         Trustee      Since    President, Founders Investments Ltd. (investments);    47    AP Pharma, Inc.; and
(64)                                 1993     formerly President, The Glen Ellen Company (private          Metropolitan Series
                                              investment firm)                                              Fund, Inc.(d)
-----------------------------------------------------------------------------------------------------------------------------------
MICHAEL S. SCOTT        Trustee      Since    Jay W. Forrester Professor of Management, Sloan        47    Metropolitan Series
MORTON                               1987     School of Management, Massachusetts Institute of             Fund, Inc.(d)
(65)                                          Technology
-----------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY         Trustee      Since    Attorney; formerly Partner, Dechert (law firm)         27    SEI Investments Funds
(71)                                 2002                                                                  (consisting of 104
                                                                                                           portfolios); and The
                                                                                                           Massachusetts Health &
                                                                                                           Education Tax-Exempt
                                                                                                           Trust
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

RICHARD S. DAVIS(+)     Trustee      Since    Chairman of the Board, President and Chief             27    None
(57)                                 2000     Executive Officer of State Street Research &
                                              Management Company; formerly Senior Vice President,
                                              Fixed Income Investments, Metropolitan Life
                                              Insurance Company; and Managing Director, J.P.
                                              Morgan Investment Management
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

JOHN H. KALLIS           Vice        Since    Senior Vice President of State Street Research &       11    None
(61)                   President     1994     Management Company
-----------------------------------------------------------------------------------------------------------------------------------
KEVIN J. LEMA            Vice        Since    Money Market Manager and short term trader for,         1    None
(35)                   President     2001     State Street Research & Management Company
-----------------------------------------------------------------------------------------------------------------------------------
JOHN S. LOMBARDO         Vice        Since    Managing Director, Chief Financial Officer and         27    None
(47)                   President     2001     Director of State Street Research & Management
                                              Company; formerly Executive Vice President, State
                                              Street Research & Management Company; and Senior
                                              Vice President, Product and Financial Management,
                                              MetLife Auto & Home
-----------------------------------------------------------------------------------------------------------------------------------
DAN R. STRELOW           Vice        Since    Managing Director, State Street Research &             16    None
(43)                   President     2002     Management Company; formerly Executive Vice
                                              President and Senior Vice President, State Street
                                              Research & Management Company
-----------------------------------------------------------------------------------------------------------------------------------
DOUGLAS A. ROMICH      Treasurer     Since    Senior Vice President and Treasurer of State Street    27    None
(45)                                 2001     Research & Management Company; formerly Vice
                                              President and Assistant Treasurer, State Street
                                              Research & Management Company
-----------------------------------------------------------------------------------------------------------------------------------
FRANCIS J.             Secretary     Since    Managing Director, General Counsel and Secretary of    27    None
MCNAMARA, III                        1995     State Street Research & Management Company;
(47)                                          formerly Executive Vice President, State Street
                                              Research & Management Company
-----------------------------------------------------------------------------------------------------------------------------------
The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free
1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective
    Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is
    MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of
    Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 20 separate portfolios.

(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

                                                               -----------------
STATE STREET RESEARCH MONEY MARKET FUND                            PRSRT STD
One Financial Center                                              U.S. POSTAGE
Boston, MA 02111-2690                                                PAID
                                                                   PERMIT #6
                                                                   HUDSON, MA
                                                               -----------------

QUESTIONS? COMMENTS?
E-MAIL us at:
        info@ssrfunds.com
VISIT us on the Internet at:
        WWW.SSRFUNDS.COM
CALL us toll-free at 1-87-SSR-FUNDS (1-877-773-8637)
        Hearing-impaired: 1-800-676-7876
        Chinese- and Spanish-speaking: 1-888-638-3193
WRITE us at:
        State Street Research
        Service Center
        P.O. Box 8408
        Boston, MA 02266-8408

[Logo] STATE STREET RESEARCH

(C)2002 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Money Market Fund prospectus.

When used after December 31, 2002, this report must be accompanied by the most recent Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.


CONTROL NUMBER:(exp1103)SSR-LD                                     MM-2657-1102